Segment Information - Summary of Geographic Areas (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of geographical areas [line items]
Revenue	¥ 6,177,947	¥ 5,712,965	¥ 4,696,828
Non-current assets	3,413,896	3,272,335
Japan [member]
Disclosure of geographical areas [line items]
Revenue	4,053,188	3,729,176	2,980,400
Non-current assets	2,978,818	2,854,097
Overseas [member]
Disclosure of geographical areas [line items]
Revenue	2,124,758	1,983,789	1,716,427
Non-current assets	435,078	418,238
Asia [Member]
Disclosure of geographical areas [line items]
Revenue	1,310,890	1,274,380	1,068,459
Other [member]
Disclosure of geographical areas [line items]
Revenue	¥ 813,868	¥ 709,409	¥ 647,967